                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment No.: _______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Donald W. Hughes
Title: Chief Financial Officer
Phone: 410-878-6800

Signature, Place, and Date of Signing:


/s/ Donald W. Hughes,                   Baltimore, Maryland,   May 9, 2011
-------------------------------------

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              85
Form 13F Information Table Value Total:        $119,483
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

              Column 1                Column 2    Column 3 Column 4       Column 5       Column 6  Column 7         Column 8
----------------------------------- ------------ --------- -------- ------------------- ---------- -------- -----------------------
                                                                                                                Voting Authority
                                        Title                Value    Shrs or  Sh/ Put/ Investment   Other  -----------------------
           Name of Issuer             of Class     CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers    Sole    Shared Other
----------------------------------- ------------ --------- -------- ---------- -------- ---------- -------- ---------- ------ -----
Allied Nevada Gold Corp.            COM          019344100      500     14,100 SH       Defined    N/A          14,100
NetLogic Microsystems Inc.          COM          64118B100      391      9,300 SH       Defined    N/A           9,300
Twin Disc Inc.                      COM          901476101      387     12,000 SH       Defined    N/A          12,000
Arbitron Inc.                       COM          03875Q108      386      9,650 SH       Defined    N/A           9,650
General Cable Corp.                 COM          369300108      385      8,900 SH       Defined    N/A           8,900
Rovi Corporation                    COM          779376102      376      7,000 SH       Defined    N/A           7,000
ADTRAN Inc.                         COM          00738A106      348      8,200 SH       Defined    N/A           8,200
Deltic Timber Corp.                 COM          247850100      348      5,200 SH       Defined    N/A           5,200
Connecticut Water Service Inc.      COM          207797101      345     13,100 SH       Defined    N/A          13,100
Universal Display Corp.             COM          91347P105      344      6,250 SH       Defined    N/A           6,250
Digital River Inc.                  COM          25388B104      328      8,750 SH       Defined    N/A           8,750
US Gold Corporation                 COM PAR $    912023207      325     36,800 SH       Defined    N/A          36,800
ProShares Trust - Short 20 Plus
   Years Treasury Fund              SHRT 20+YR   74347X849      297      6,700 SH       Defined    N/A           6,700
NCI, Inc.                           CL A         62886K104      275     11,300 SH       Defined    N/A          11,300
Monotype Imaging Holdings, Inc.     COM          61022P100      268     18,500 SH       Defined    N/A          18,500
ManTech International Corporation   CL A         564563104      259      6,100 SH       Defined    N/A           6,100
Curtiss-Wright Corp.                COM          231561101      253      7,200 SH       Defined    N/A           7,200
Vitran Corp Inc.                    COM          92850E107      248     17,600 SH       Defined    N/A          17,600
Synaptics Inc.                      COM          87157D109      243      9,000 SH       Defined    N/A           9,000
Sirona Dental Systems Inc.          COM          82966C103      231      4,600 SH       Defined    N/A           4,600
Power Integrations Inc.             COM          739276103      226      5,900 SH       Defined    N/A           5,900
Plantronics, Inc.                   COM          727493108      223      6,100 SH       Defined    N/A           6,100
Cepheid                             COM          15670R107      221      7,900 SH       Defined    N/A           7,900
Genomic Health, Inc.                COM          37244C101      218      8,850 SH       Defined    N/A           8,850
FEI Co.                             COM          30241L109      209      6,200 SH       Defined    N/A           6,200
Eldorado Gold Corp                  COM          284902103      207     12,700 SH       Defined    N/A          12,700
Valmont Industries, Inc.            COM          920253101      204      1,950 SH       Defined    N/A           1,950
Texas Pacific Land Trust            SUB CTF PROP 882610108      201      4,500 SH       Defined    N/A           4,500
Apogee Enterprises, Inc.            COM          037598109      198     15,000 SH       Defined    N/A          15,000
Brinks Co.                          COM          109696101      195      5,900 SH       Defined    N/A           5,900
Thompson Creek Metals Co Inc.       COM          884768102      195     15,511 SH       Defined    N/A          15,511
DigitalGlobe, Inc.                  COM NEW      25389M877      192      6,850 SH       Defined    N/A           6,850
Nymox Pharmaceutical Corporation    COM          67076P102      186     23,600 SH       Defined    N/A          23,600
Acuity Brands, Inc.                 COM          00508Y102      181      3,100 SH       Defined    N/A           3,100
DTS Inc.                            COM          23335C101      177      3,800 SH       Defined    N/A           3,800
Enernoc Inc.                        COM          292764107      174      9,120 SH       Defined    N/A           9,120
North American Palladium            COM          656912102      171     26,400 SH       Defined    N/A          26,400
LivePerson Inc.                     COM          538146101      166     13,100 SH       Defined    N/A          13,100
Vishay Precision Group, Inc.        COM          92835K103      165     10,500 SH       Defined    N/A          10,500
American Superconductor Corporation COM          030111108      164      6,600 SH       Defined    N/A           6,600
Federal Mogul Corp.                 COM          313549404      159      6,400 SH       Defined    N/A           6,400
Avanir Pharmaceuticals              CL A NEW     05348P401      159     39,000 SH       Defined    N/A          39,000
AboveNet, Inc.                      COM          00374N107      156      2,410 SH       Defined    N/A           2,410
Goodrich Petroleum Corp.            COM          382410405      156      7,000 SH       Defined    N/A           7,000
Maiden Holdings, Ltd.               SHS          G5753U112      155     20,760 SH       Defined    N/A          20,760

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
Cloud Peak Energy Inc.              COM          18911Q102      152      7,050 SH       Defined    N/A           7,050
Global Power Equipment Group Inc.   COM PAR $    37941P207      138      5,000 SH       Defined    N/A           5,000
KVH Industries Inc.                 COM          482738101      136      9,000 SH       Defined    N/A           9,000
Sangamo Biosciences, Inc.           COM          800677106      135     16,200 SH       Defined    N/A          16,200
Optimer Pharmaceuticals, Inc.       COM          68401H104      135     11,400 SH       Defined    N/A          11,400
Saia, Inc.                          COM          78709Y105      129      7,900 SH       Defined    N/A           7,900
AMR Corporation                     COM          001765106      125     19,300 SH       Defined    N/A          19,300
NCI Building Systems Inc.           COM NEW      628852204      122      9,600 SH       Defined    N/A           9,600
Isis Pharmaceuticals, Inc.          COM          464330109      118     13,100 SH       Defined    N/A          13,100
MF Global Holdings Ltd.             COM          55277J108      116     14,000 SH       Defined    N/A          14,000
Orbital Sciences Corp.              COM          685564106      114      6,000 SH       Defined    N/A           6,000
La-Z-Boy Inc.                       COM          505336107      112     11,700 SH       Defined    N/A          11,700
Starwood Property Trust, Inc.       COM          85571B105      112      5,000 SH       Defined    N/A           5,000
Liquidity Services, Inc.            COM          53635B107      107      6,000 SH       Defined    N/A           6,000
NeurogesX, Inc.                     COM          641252101      102     25,301 SH       Defined    N/A          25,301
Procera Networks, Inc.              COM NEW      74269U203       99      9,800 SH       Defined    N/A           9,800
Clean Energy Fuels Corp.            COM          184499101       98      6,000 SH       Defined    N/A           6,000
Kaman Corp.                         COM          483548103       92      2,600 SH       Defined    N/A           2,600
Petroleum Development Corporation   COM          716578109       91      1,900 SH       Defined    N/A           1,900
Japan Smaller Capitalization Fund
   Inc.                             COM          47109U104       91     10,000 SH       Defined    N/A          10,000
Cavium Networks, Inc.               COM          14965A101       90      2,000 SH       Defined    N/A           2,000
Computer Task Group, Inc.           COM          205477102       89      6,700 SH       Defined    N/A           6,700
Seattle Genetics Inc.               COM          812578102       86      5,500 SH       Defined    N/A           5,500
Venoco, Inc.                        COM          92275P307       82      4,800 SH       Defined    N/A           4,800
Gibraltar Industries, Inc.          COM          374689107       80      6,700 SH       Defined    N/A           6,700
Peregrine Pharmaceuticals Inc.      COM NEW      713661304       79     33,500 SH       Defined    N/A          33,500
Powersecure International, Inc.     COM          73936N105       78      9,100 SH       Defined    N/A           9,100
TiVo Inc.                           COM          888706108       78      8,900 SH       Defined    N/A           8,900
Lexicon Pharmaceuticals, Inc.       COM          528872104       72     42,600 SH       Defined    N/A          42,600
Points International Ltd.           COM NEW      730843208       71      7,900 SH       Defined    N/A           7,900
Market Leader, Inc.                 COM          57056R103       70     28,000 SH       Defined    N/A          28,000
Apricus Biosciences Inc.            COM          03832V109       68     16,300 SH       Defined    N/A          16,300
Xenoport, Inc.                      COM          98411C100       65     11,000 SH       Defined    N/A          11,000
Princeton Review Inc.               COM          742352107        7     19,000 SH       Defined    N/A          19,000
Nobel Learning Communities Inc.     COM          654889104   17,452  1,768,213 SH       Defined    N/A       1,768,213
AtriCure, Inc.                      COM          04963C209   10,471    920,132 SH       Defined    N/A         920,132
National American University
   Holdings, Inc.                   COM          63245Q105   14,176  1,999,449 SH       Defined    N/A       1,999,449
CIBT Education Group                COM          17163Y102    3,268 10,894,558 SH       Defined    N/A      10,894,558
Primo Water Corporation             COM          74165N105    7,306    593,042 SH       Defined    N/A         593,042
RealPage, Inc.                      COM          75606N109   52,276  1,885,162 SH       Defined    N/A       1,885,162